Description of Business and Summary of Significant Accounting Policies - Narrative (Details) polymer_solution in Thousands, customer in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) polymer_solution customer segment	Dec. 31, 2017 USD ($) segment	Dec. 31, 2016 USD ($)
Accounting Policies [Line Items]
Number of reportable segments | segment	3	5
Contract life	12 months
Number of polymer solutions offered | polymer_solution	35
Number of customers | customer	10
Allowance for doubtful accounts	$ 2,300,000	$ 2,800,000
Impairment of long-lived assets	0	0	$ 0
Research and development costs	$ 49,600,000	45,300,000	44,300,000
Minimum | Machinery and equipment
Accounting Policies [Line Items]
Property and equipment useful lives	3 years
Maximum
Accounting Policies [Line Items]
Finite-lived intangible asset useful life	20 years
Maximum | Machinery and equipment
Accounting Policies [Line Items]
Property and equipment useful lives	15 years
Maximum | Building
Accounting Policies [Line Items]
Property and equipment useful lives	40 years
Maximum | Software
Accounting Policies [Line Items]
Property and equipment useful lives	10 years
Accounting Standards Update 2016-16
Accounting Policies [Line Items]
Cumulative effect of adoption		17,000,000.0
Other Income | Accounting Standards Update 2017-07
Accounting Policies [Line Items]
Non-service components of net periodic benefit costs (gains)	$ 9,600,000	$ (4,700,000)	$ (18,600,000)